RELATED PARTY TRANSACTIONS (Details Narrative) - ESG [Member] - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Advance from related party	$ 8,685	$ 9,133	$ 9,912
Expense paid		63,878	63,878
Note receivable	$ 55,971	58,859	$ 63,878
Chief Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Advance from related party		$ 21,311